Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,628,673	$ 2,630,090
Accumulated amortization of intangible assets	1,518,739	1,466,155
Finite-Lived Intangible Assets, Net, Total	1,109,934	1,163,935
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	166,394	168,508
Accumulated amortization of intangible assets	103,983	101,197
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	888,888	880,764
Accumulated amortization of intangible assets	598,672	578,383
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,532,302	1,541,507
Accumulated amortization of intangible assets	784,718	756,463
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	41,089	39,311
Accumulated amortization of intangible assets	$ 31,366	$ 30,112